GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) vessel tanker	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of feeder container vessels accounted for as direct financing leases sold | vessel			18
Impairment loss	$ (7,389,000)	$ 0	$ (1,927,000)
Number of feeder container vessels accounted for as leaseback assets sold | vessel			3
Number of container vessels owned | vessel	32
Lessor, operating lease, number of lease assets sold | vessel			7
Gain (loss) on sale of vessel	$ 18,670,000	13,228,000	$ 39,405,000
Chemical Tankers | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition	30,000
Impairment loss	$ (7,400,000)
Number of chemical tankers sold | tanker	2
Landbridge Wisdom
Property, Plant and Equipment [Line Items]
Net sales proceeds from sale of vessels	$ 52,000,000
Gain on sale of vessels	2,200,000
Glorycrown and Everbright
Property, Plant and Equipment [Line Items]
Net sales proceeds from sale of vessels	84,900,000
Gain (loss) on disposition	$ 16,400,000
Number of suezmax tankers sold | vessel	2
SFL Weser and SFL Elbe
Property, Plant and Equipment [Line Items]
Net sales proceeds from sale of vessels	$ 19,400,000
Gain (loss) on disposition	$ 30,000
Number of chemical tankers sold | vessel	2
Front Force and Front Energy
Property, Plant and Equipment [Line Items]
Net sales proceeds from sale of vessels		65,400,000
Gain on sale of vessels		$ 1,500,000
Number of container vessels owned | vessel		2
MSC Alice 1700 twenty-foot equivalent unit ("TEU") container vessel
Property, Plant and Equipment [Line Items]
Net sales proceeds from sale of vessels		$ 13,500,000
Gain on sale of vessels		11,700,000
18 MSC feeder container vessels
Property, Plant and Equipment [Line Items]
Gain on sale of leased assets, net, operating leases			600,000
Proceeds from sale of vessels and termination of charters			82,000,000
Handysize vessels
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters			97,700,000
Gain (loss) on sale of vessel			39,300,000
West Taurus
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel			$ (600,000)
Front Force and Front Energy
Property, Plant and Equipment [Line Items]
Termination fee on termination of charters		$ 4,500,000